Note 4 - Investment Securities (Details) - Investment Securities, Continuous Unrealized Loss Position, Fair Value (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 4 - Investment Securities (Details) - Investment Securities, Continuous Unrealized Loss Position, Fair Value [Line Items]
Number of Securities, Continuous Unrealized Loss Position,	119	53	35
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 71,127,987	$ 31,762,447	$ 14,722,888
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Aggregate Losses	(5,533,802)	(544,580)	(218,967)
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,280,104	2,300,951	2,673,428
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Aggregate Losses	(958,140)	(981,072)	(1,388,799)
Investment Securities, Continuous Unrealized Loss Position, Fair Value	74,408,091	34,063,398	17,396,316
Investment Securities, Continuous Unrealized Loss Position, Aggregate Losses	(6,491,942)	(1,525,652)	(1,607,766)
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member]
Note 4 - Investment Securities (Details) - Investment Securities, Continuous Unrealized Loss Position, Fair Value [Line Items]
Number of Securities, Continuous Unrealized Loss Position,	3	1
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	11,627,065	9,842,200
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Aggregate Losses	(789,667)	(26,907)
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Aggregate Losses	0	0
Investment Securities, Continuous Unrealized Loss Position, Fair Value	11,627,065	9,842,200
Investment Securities, Continuous Unrealized Loss Position, Aggregate Losses	(789,667)	(26,907)
Residential collateralized mortgage obligations- non GSE [Member]
Note 4 - Investment Securities (Details) - Investment Securities, Continuous Unrealized Loss Position, Fair Value [Line Items]
Number of Securities, Continuous Unrealized Loss Position,	3	3	1
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	952,689	1,960,237	0
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Aggregate Losses	(1,637)	(4,516)	0
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,094,497	156,505	251,723
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Aggregate Losses	(18,950)	(2,847)	(20,151)
Investment Securities, Continuous Unrealized Loss Position, Fair Value	2,047,186	2,116,742	251,723
Investment Securities, Continuous Unrealized Loss Position, Aggregate Losses	(20,587)	(7,363)	(20,151)
Residential mortgage backed Securities- GSE [Member]
Note 4 - Investment Securities (Details) - Investment Securities, Continuous Unrealized Loss Position, Fair Value [Line Items]
Number of Securities, Continuous Unrealized Loss Position,	28	2	1
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	30,747,798	3,989,675	5,280
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Aggregate Losses	(727,648)	(944)	(7)
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0	0
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Aggregate Losses	0	0	0
Investment Securities, Continuous Unrealized Loss Position, Fair Value	30,747,798	3,989,675	5,280
Investment Securities, Continuous Unrealized Loss Position, Aggregate Losses	(727,648)	(944)	(7)
Obligations of State and Political subdivisions [Member]
Note 4 - Investment Securities (Details) - Investment Securities, Continuous Unrealized Loss Position, Fair Value [Line Items]
Number of Securities, Continuous Unrealized Loss Position,	77	37	3
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	24,976,580	12,794,007	1,049,362
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Aggregate Losses	(3,987,457)	(486,337)	(7,885)
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0	0
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Aggregate Losses	0	0	0
Investment Securities, Continuous Unrealized Loss Position, Fair Value	24,976,580	12,794,007	1,049,362
Investment Securities, Continuous Unrealized Loss Position, Aggregate Losses	(3,987,457)	(486,337)	(7,885)
Trust Preferred Debt Securities [Member]
Note 4 - Investment Securities (Details) - Investment Securities, Continuous Unrealized Loss Position, Fair Value [Line Items]
Number of Securities, Continuous Unrealized Loss Position,	4	4	4
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0	0
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Aggregate Losses	0	0	0
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2,038,200	1,998,366	1,751,241
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Aggregate Losses	(429,935)	(467,643)	(712,055)
Investment Securities, Continuous Unrealized Loss Position, Fair Value	2,038,200	1,998,366	1,751,241
Investment Securities, Continuous Unrealized Loss Position, Aggregate Losses	(429,935)	(467,643)	(712,055)
Trust Preferred Debt Securities Pooled [Member]
Note 4 - Investment Securities (Details) - Investment Securities, Continuous Unrealized Loss Position, Fair Value [Line Items]
Number of Securities, Continuous Unrealized Loss Position,	1	1	1
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0	0
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Aggregate Losses	0	0	0
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	147,407	146,080	3,508
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Aggregate Losses	(509,255)	(510,582)	(643,066)
Investment Securities, Continuous Unrealized Loss Position, Fair Value	147,407	146,080	3,508
Investment Securities, Continuous Unrealized Loss Position, Aggregate Losses	(509,255)	(510,582)	(643,066)
Corporate Debt Securities [Member]
Note 4 - Investment Securities (Details) - Investment Securities, Continuous Unrealized Loss Position, Fair Value [Line Items]
Number of Securities, Continuous Unrealized Loss Position,	3	5	25
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,823,855	3,176,328	13,668,246
Investment Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Aggregate Losses	(27,393)	(25,876)	(211,075)
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0	666,956
Investment Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Aggregate Losses	0	0	(13,527)
Investment Securities, Continuous Unrealized Loss Position, Fair Value	2,823,855	3,176,328	14,335,202
Investment Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ (27,393)	$ (25,876)	$ (224,602)